SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-21034

                       Sanford C. Bernstein Fund II, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672


                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                      Date of fiscal year end:  September 30

             Date of reporting period: July 1, 2015 - June 30, 2016

Item 1. Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-21034
Reporting Period: 07/01/2015 - 06/30/2016
Sanford C. Bernstein Fund II, Inc.









=========== Bernstein Intermediate Duration Institutional Portfolio ============


NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 26, 2016   Meeting Type: Annual
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       Abstain      Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Registrant: Sanford C. Bernstein Fund II, Inc.




                                  By: Robert M. Keith*
                                      -----------------------
                                      Chief Executive Officer



                                  Date:  August 31, 2016


*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:
-AB Blended Style Series, Inc.
-AB Bond Fund, Inc.
-AB Cap Fund, Inc.
-AB Core Opportunities Fund, Inc.
-AB Corporate Shares
-AB Discovery Growth Fund, Inc.
-AB Equity Income Fund, Inc.
-AB Exchange Reserves
-AB Fixed-Income Shares, Inc.
-AB Global Bond Fund, Inc.
-AB Global Real Estate Investment Fund, Inc.
-AB Global Risk Allocation Fund, Inc.
-AB Global Thematic Growth Fund, Inc.
-AB Growth and Income Fund, Inc.
-AB High Income Fund, Inc.
-AB Institutional Funds, Inc.
-AB International Growth Fund, Inc.
-AB Large Cap Growth Fund, Inc.
-AB Municipal Income Fund, Inc.
-AB Municipal Income Fund II
-AB Trust
-AB Unconstrained Bond Fund, Inc.
-AB Variable Products Series Fund, Inc.
-The AB Portfolios
-The AB Pooling Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                           /s/ Robert M. Keith
                                           ------------------------
                                           Robert M. Keith


Dated: August 4, 2015